Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating loss roll forward	$ 5,685	$ 3,580
Reserves and allowances	1,956	2,185
Net deferred tax asset before valuation allowance	7,641	5,765
Valuation allowance	(7,636)	(5,765)
Net deferred tax asset	$ 5	$ 0